Property and Equipment and Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Property and Equipment and Right-of-Use Assets [Abstract]
Property and equipment and right-of-use assets

13. Property and equipment and right-of-use assets

Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment. The carrying amounts for the reporting periods can be analyzed as follows:

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2022	932,623	41,457	52,292	-	1,026,372	-	1,026,372
Additions	-	82,495	202,369	-	284,864	469,743	754,607
Disposals for the period	(255,346)	-	(16,445)	-	(271,791)	-	(271,791)
As at December 31, 2022	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188

Accumulated depreciation
As at January 1, 2022	(14,713)	(7,773)	(3,041)	-	(25,527)	-	(25,527)
Charge	(22,068)	(36,639)	(70,889)	-	(129,596)	(117,436)	(247,032)
As at December 31, 2022	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Cost
As at January 1, 2023	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188
Additions from acquisitions	-	-	220,698	4,704,783	4,925,481	464,264	5,389,745
Foreign exchange impact	-	-	1,419	16,664	18,082	-	18,082
Additions	-	75,551	621,732	148	697,431	1,230,792	1,928,222
As at December 31, 2023	677,277	199,503	1,082,064	4,721,595	6,680,439	2,164,799	8,845,238

Accumulated depreciation
As at January 1, 2023	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Foreign exchange impact	-	-	(300)	-	(300)	-	(300)
Charge	(22,068)	(66,839)	(42,298)	(393,454)	(524,659)	(353,851)	(878,510)
As at December 31, 2023	(58,849)	(111,251)	(116,528)	(393,454)	(680,082)	(471,287)	(1,151,369)

Net book value:
As at December 31, 2022	640,496	79,540	164,286	-	884,322	352,307	1,236,629
As at December 31, 2023	618,428	88,252	965,536	4,328,141	6,000,357	1,693,512	7,693,869

In 2022 Lifezone disposed of certain buildings and office and computer equipment with a carrying value of $271,791. These assets relate to the Tanzanian operations deemed no longer in use. Lifezone recognized a loss on disposal of property and equipment amounting to $271,791 in the Statement of Comprehensive Income. There were no disposals during the year ended December 31, 2023.

Non-cash additions of $1,695,056 relating to new leased office space across the business were recognized in the year ended December 31, 2023, as disclosed in Note 21.